Summary of Status of Equity Incentive Plan (Detail)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted Average Exercise Price, Forfeitures	$ 10.51		$ 10.58
Canadian Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options Outstanding, Beginning balance | shares	4,733,156	4,733,156	4,900,360	4,900,360
Options Outstanding, Granted | shares			490,200	490,200
Options Outstanding, Forfeited | shares	(711,572)	(711,572)	(657,404)	(657,404)
Options Outstanding, Ending balance | shares	4,021,584	4,021,584	4,733,156	4,733,156
Weighted Average Exercise Price, Beginning balance	$ 7.78		$ 8.50
Weighted Average Exercise Price, Granted			4.35
Weighted Average Exercise Price, Ending balance	$ 7.29		$ 7.78
Options exercisable | shares	3,569,069	3,569,069	3,786,473	3,786,473	3,734,019
Canadian Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance	$ 14.31		$ 14.50
Range of Exercise Prices, Granted			4.35
Range of Exercise Prices, Forfeitures	10.67		14.50
Range of Exercise Prices, Ending balance	14.31		14.31
Canadian Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance	4.35		4.46
Range of Exercise Prices, Granted			4.35
Range of Exercise Prices, Forfeitures	7.15		10.44
Range of Exercise Prices, Ending balance	$ 4.35		$ 4.35
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options Outstanding, Beginning balance | shares	6,065,850	6,065,850	5,558,621	5,558,621
Options Outstanding, Granted | shares	599,300	599,300	1,569,250	1,569,250
Options Outstanding, Exercised | shares	0	0	(66,000)	(66,000)
Options Outstanding, Forfeited | shares	(302,100)	(302,100)	(996,021)	(996,021)
Options Outstanding, Ending balance | shares	6,363,050	6,363,050	6,065,850	6,065,850
Weighted Average Exercise Price, Beginning balance		$ 5.17		$ 6.16
Weighted Average Exercise Price, Granted		2.56		3.45
Exercise Price Of Exercised Share Options				3.21
Weighted Average Exercise Price, Forfeitures		10.68		8.08
Weighted Average Exercise Price, Ending balance		$ 4.67		$ 5.17
Options exercisable | shares	4,348,824	4,348,824	3,224,078	3,224,078	2,891,808
U.S. Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance		$ 10.74		$ 15.21
Range of Exercise Prices, Granted		2.56		3.62
Range of Exercise Prices, Exercised				3.21
Range of Exercise Prices, Forfeitures		10.74		15.21
Range of Exercise Prices, Ending balance		9.18		10.74
U.S. Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance		3.21		3.21
Range of Exercise Prices, Granted		2.56		3.44
Range of Exercise Prices, Exercised				3.21
Range of Exercise Prices, Forfeitures		7.79		3.21
Range of Exercise Prices, Ending balance		$ 2.56		$ 3.21